Share-based payments	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Share-based payments
20.
Share-based payments
1
Different share and share option programs allow company senior management and members of the board of directors to receive or acquire shares of AB InBev, Ambev or Budweiser APAC. For all option plans, the fair value of share-based payment compensation is estimated at grant date, using a binomial Hull model, modified to reflect the IFRS 2
Share-based Payment
requirement that assumptions about forfeiture before the end of the vesting period cannot impact the fair value of the option. All the company share-based payment plans are equity-settled.
Share-based payment transactions resulted in a total income of 18m US dollar for the six-month
period ended 30 June 2020 following the reversal of accrued cost for performance-related LTIs for which the conditions will not be met as a result of the
COVID-19
pandemic. Share-based payments transactions resulted in a cost of 185m US dollar for the six-month
period ended 30 June 2019.
AB INBEV SHARE-BASED COMPENSATION PROGRAMS
Restricted Stock Units Plan for Directors
During the
six-month
period ended 30
 June 2020
0.1
m
restricted stock
 u
nits

with an estimated fair value of 4m US dollar were granted to directors (30
 June 2019
: 0.1
m with an estimated fair value of 4
m US dollar).
Share-Based Compensation Plan for Executives
During the
six-month
period ended 30 June 2020, AB InBev issued 0.1m of matching restricted stock units in relation to bonuses granted to company employees and management (30 June 2019: 0.6m of matching restricted stock units). These matching restricted stock units are valued at the share price as of the grant date, represent a fair value of approximately 2m US dollar and cliff vest after five years (30 June 2019: 52m US dollar).
LTI Stock Option Plans for Executives
During the
six-month
period ended 30 June 2020, AB InBev issued 34.3m LTI stock options with an estimated fair value of 241m US dollar (30 June 2019: 1.0m LTI stock options with an estimated fair value of 11m US dollar). Out of these stock options, 3.6m stock options were granted to members of the Executive Committee (30 June 2019: 0.3m stock options).
LTI Restricted Stock Units Plans for Executives
AB InBev has specific long-term incentive programs in place, including:

•
Programs allowing for the offer of restricted stock units to certain employees in certain specific circumstances, e.g. as a special retention incentive or to compensate for assignments of expatriates in countries with difficult living conditions. The restricted stock units vest after five years and in the event that an employee’s service is terminated before the vesting date, special forfeiture rules apply. In the six-month
period ended 30 June 2020, 6.9m restricted stock units with an estimated fair value of 301m US dollar were granted under these programs

(30 June 2019: nil).
Out of these, 0.8m restricted stock units were granted to members of the Executive Committee (30 June 2019: nil).

•
A program allowing for the exceptional offer of restricted stock units to certain employees in order to provide a long-term retention incentive for key employees of the company. Employees eligible to receive a grant under this program receive two series of restricted stock units, with the first series of the restricted stock units vesting after five years, and the second series vesting after ten years. Alternatively, under this program, the restricted stock units may be granted with a shorter vesting period of 2.5 to 3 years for the first series and 5 years for the second series of the restricted stock units. In the event that an employee’s service is terminated before the vesting date, special forfeiture rules apply. As at 2017, instead of restricted stock units, stock options may be granted under the program with similar vesting and forfeiture rules. Each option gives the grantee the right to purchase one existing AB InBev share. During the six-month
period ended 30 June 2020, no restricted stock units nor stock options were granted (30 June 2019: 0.1m stock options with an estimated fair value of 2m US dollar).

•
A program allowing for certain employees to purchase company shares at a discount and that is aimed at providing a long-term retention incentive for (i) high-potential employees of the company, who are at a mid-manager
level (“People bet share purchase program”) or (ii) newly hired employees. The voluntary investment in company shares leads to the grant of an amount of matching restricted stock units or stock options which vest after 5 years. In the event that an employee’s service is terminated before the vesting date, special forfeiture rules apply. During the six-month
period ended 30 June 2020, employees purchased 0.1m shares under this program for the equivalent of 1m US dollar (30 June 2019: 0.1m shares for the equivalent of 1m US dollar).

Performance related incentive plan for Disruptive Growth Function (ZX Ventures)
During the
six-month
period ended 30 June 2020, no performance units were granted to senior management of the Disruptive Growth Function (30 June 2019: 0.3m performance units). The value of the performance units will depend on the return of the Disruptive Growth business area.
These units vest after 5 years provided that a performance test is met. Specific forfeiture rules apply in the event that the executive leaves the company.

1	Amounts have been converted to US dollar at the average rate of the period, unless otherwise indicated.

Other programs
In order to maintain the consistency of benefits granted to executives and to encourage the international mobility of executives, an option exchange program can be executed whereby unvested options are exchanged for restricted shares that remain locked-up
until 5 years after the end of the initial vesting period. The shares that result from the exercise of the options must in principle remain locked-up
until 31 December 2023. During the
six-month
period ended 30 June 2020, no options were exchanged for ordinary blocked shares (30 June 2019: nil).
The Board has also approved the early release of vesting conditions of unvested stock options or restricted stock units that are vesting within 6 months of the executives’ relocation. The shares that result from the early exercise of the options or the early vesting of the restricted stock units must remain blocked until the end of the initial vesting period. During the six-month
period ended 30 June 2020, there was no vesting acceleration of stock options nor restricted stock units under this program for members of the senior management (30 June 2019: 0.1m stock options and restricted stock units).
AMBEV SHARE-BASED COMPENSATION PROGRAMS
Since 2018, Ambev has had in place a plan which is substantially similar to the Share-based compensation plan under which bonuses granted to company employees and management are partially settled in shares. Under the Share-based compensation plan, Ambev issued 1.6m restricted stock units in the six-month
period ended 30 June 2020 with an estimated fair value of 6m US dollar (30 June 2019: 3.8m restricted stock units with an estimated fair value of 15m US dollar).
As at 2010, senior employees are eligible for an annual long-term incentive to be paid out in Ambev LTI stock options (or, in the future, similar share-based instruments), depending on management’s assessment of the employee’s performance and future potential. In the six-month
period ended 30 June 2020, no LTI stock options were granted (30 June 2019: 1.4m LTI stock options with an estimated fair value of 2m US dollar).
BUDWEISER APAC SHARE-BASED COMPENSATION PROGRAM
LTI Stock Option Plans for Executives
In December 2019, Budweiser APAC set up a new long-term incentive plan in which certain employees are eligible for an annual grant to be paid out in Budweiser APAC stock options (or, in the future, similar share-based instruments), depending on management’s assessment of the employee’s performance and future potential. In the six-month
period ended 30 June 2020, Budweiser APAC granted 69.7m stock options with an estimated fair value of 52m US dollar.
Discretionary Restricted Stock Units Plan
In December 2019, Budweiser APAC set up a new discretionary restricted stock units plan which allows for the offer of restricted stock units to certain employees in certain specific circumstances, at the discretion of the Board, e.g. as a special retention incentive. The restricted stock units vest after three t
o
five years and in the event that an employee’s service is terminated before the vesting date, special forfeiture rules apply. In the six-month
period ended 30 June 2020, 29.7m restricted stock units with an estimated fair value of 84m US dollar were granted under this program to a selected number of employees.
Share-Based Compensation Plan
In March 2020, Budweiser APAC set up a program allowing for certain employees to invest some or all of their variable compensation in Budweiser APAC shares (Voluntary Shares). As an additional reward, employees who invest in Voluntary Shares also receive a company shares match of three matching shares for each Voluntary Share invested up to a limited total percentage of each employee’s variable compensation. During the six-month
period ended 30 June 2020, Budweiser APAC issued 0.2 million matching restricted stock units in relation to bonuses granted to Budweiser APAC employees. These matching restricted stock units are valued at the share price at the day of grant representing a fair value of approximately 1m US dollar and cliff vest after five years.
People Bet Plan
In March 2020, Budweiser APAC set up a program allowing for certain employees to purchase Budweiser APAC shares at a discount which is aimed at providing a long-term retention incentive for high-potential employees of the company, who are at a mid-manager
level (“People bet share purchase program”). The voluntary investment in company shares leads to the grant of an amount of matching restricted stock units which vest after 5 years. In the event that an employee’s service is terminated before the vesting date, special forfeiture rules apply. During the six-month
period ended 30 June 2020, 0.6 million restricted stock units with an estimated fair value of 2m US dollar were granted under this program to a selected number of Budweiser APAC employees.